ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Accounts payable and accrued liabilities	$1,961	$2,408
Loans and notes payable	2,307	2,412
Deferred revenue	420	384
Derivative liabilities	126	104
Lease liabilities(1)	167	177
Other liabilities	14	14
Total accounts payable and other liabilities	$4,995	$5,499
(1)See Note 15, Other Non-Current Liabilities, for further information on the interest expense related to these liabilities